Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 41.6%
American Express Credit Account Master Trust
Series 2017-7, Class B,
2.54%, 05/15/2025	$ 1,000,000	$ 1,035,823
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class C,
2.97%, 03/20/2023	605,000	615,848
Series 2018-1, Class D,
3.82%, 03/18/2024	3,000,000	3,113,358
Series 2018-2, Class D,
4.01%, 07/18/2024	3,000,000	3,128,724
BMW Vehicle Owner Trust
Series 2020-A, Class A4,
0.62%, 04/26/2027	975,000	978,247
Capital Auto Receivables Asset Trust
Series 2018-2, Class C,
3.69%, 12/20/2023 (A)	1,750,000	1,792,444
CarMax Auto Owner Trust
Series 2018-1, Class C,
2.95%, 11/15/2023	2,485,000	2,544,540
Series 2019-1, Class B,
3.45%, 11/15/2024	920,000	977,666
CCG Receivables Trust
Series 2018-1, Class B,
3.09%, 06/16/2025 (A)	2,600,000	2,639,577
CLI Funding V LLC
Series 2013-1A, Class NOTE,
2.83%, 03/18/2028 (A)	685,187	683,070
Series 2013-3A, Class A,
3.67%, 11/18/2028 (A)	179,457	179,602
CNH Equipment Trust
Series 2017-C, Class B,
2.54%, 05/15/2025	1,140,000	1,151,175
Series 2018-A, Class B,
3.47%, 10/15/2025	1,700,000	1,748,848
Series 2019-C, Class B,
2.35%, 04/15/2027	1,730,000	1,742,619
Dell Equipment Finance Trust
Series 2017-2, Class C,
2.73%, 10/24/2022 (A)	1,150,000	1,151,028
Series 2018-2, Class C,
3.72%, 10/22/2023 (A)	1,220,000	1,241,894
Series 2019-1, Class C,
3.14%, 03/22/2024 (A)	1,045,000	1,055,386
Evergreen Credit Card Trust
Series 2019-1, Class B,
3.59%, 01/15/2023 (A)	1,000,000	1,011,062
Series 2019-2, Class B,
2.27%, 09/15/2024 (A)	625,000	630,111
Ford Credit Auto Lease Trust
Series 2018-A, Class B,
3.17%, 09/15/2021	1,250,000	1,254,648
Ford Credit Auto Owner Trust
Series 2017-1, Class C,
3.01%, 08/15/2028 (A)	2,000,000	2,035,474
Series 2019-C, Class B,
2.13%, 05/15/2025	2,130,000	2,200,768
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class B,
2.34%, 09/15/2022	1,570,000	1,572,460

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust
Series 2018-3, Class B,
3.48%, 07/20/2022	$ 1,100,000	$ 1,114,443
Series 2019-2, Class B,
2.89%, 03/20/2023	1,000,000	1,022,024
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class C,
3.31%, 12/18/2023	2,100,000	2,158,870
Series 2018-3, Class C,
3.45%, 02/16/2024	1,000,000	1,036,197
Series 2019-1, Class C,
3.52%, 09/16/2024	2,790,000	2,926,451
Hilton Grand Vacations Trust
Series 2018-AA, Class A,
3.54%, 02/25/2032 (A)	654,634	685,424
Hyundai Auto Receivables Trust
Series 2017-B, Class B,
2.23%, 02/15/2023	1,840,000	1,867,670
Series 2017-B, Class C,
2.44%, 05/15/2024	1,000,000	1,017,717
Invitation Homes Trust
Series 2018-SFR2, Class D,
1-Month LIBOR + 1.45%, 1.62% (B), 06/17/2037 (A)	3,000,000	2,959,655
Series 2018-SFR4, Class D,
1-Month LIBOR + 1.65%, 1.83% (B), 01/17/2038 (A)	2,400,000	2,381,135
John Deere Owner Trust
Series 2020-B, Class A4,
0.72%, 06/15/2027	690,000	690,847
Master Credit Card Trust II
Series 2018-1A, Class C,
3.74%, 07/21/2024 (A)	675,000	688,936
MVW LLC
Series 2019-2A, Class A,
2.22%, 10/20/2038 (A)	1,341,660	1,369,410
MVW Owner Trust
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	409,597	411,137
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	236,278	236,160
Series 2017-1A, Class A,
2.42%, 12/20/2034 (A)	518,965	529,928
Progress Residential Trust
Series 2018-SFR2, Class D,
4.34%, 08/17/2035 (A)	2,000,000	2,058,406
Series 2019-SFR3, Class D,
2.87%, 09/17/2036 (A)	1,000,000	1,003,332
Santander Drive Auto Receivables Trust
Series 2016-3, Class D,
2.80%, 08/15/2022	1,755,000	1,770,630
Series 2017-3, Class D,
3.20%, 11/15/2023	2,000,000	2,031,087
Sierra Timeshare Conduit Receivables Funding LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (A)	219,099	221,090
Sierra Timeshare Receivables Funding LLC
Series 2015-3A, Class B,
3.08%, 09/20/2032 (A)	489,415	487,308
Series 2018-2A, Class A,
3.50%, 06/20/2035 (A)	454,025	463,930
Synchrony Credit Card Master Note Trust
Series 2017-2, Class C,
3.01%, 10/15/2025	640,000	651,532
Toyota Auto Loan Extended Note Trust
Series 2020-1A, Class A,
1.35%, 05/25/2033 (A)	2,185,000	2,243,026

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust
Series 2020-C, Class A3,
0.44%, 10/15/2024	$ 985,000	$ 986,269
Verizon Owner Trust
Series 2018-A, Class B,
3.38%, 04/20/2023	1,500,000	1,546,822
Series 2019-A, Class C,
3.22%, 09/20/2023	725,000	756,199
Series 2019-B, Class C,
2.60%, 12/20/2023	1,535,000	1,569,210
Volvo Financial Equipment LLC
Series 2018-1A, Class C,
3.06%, 12/15/2025 (A)	2,500,000	2,527,452
Series 2019-1A, Class B,
3.26%, 01/16/2024 (A)	660,000	679,440
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (A)	874,681	871,422
World Omni Auto Receivables Trust
Series 2018-A, Class B,
2.89%, 04/15/2025	1,500,000	1,541,803
Series 2019-B, Class B,
2.86%, 06/16/2025	625,000	647,475
World Omni Automobile Lease Securitization Trust
Series 2018-B, Class B,
3.43%, 03/15/2024	1,700,000	1,729,260
World Omni Select Auto Trust
Series 2018-1A, Class C,
3.86%, 01/15/2025 (A)	1,500,000	1,541,339

Total Asset-Backed Securities (Cost $79,135,641)		80,907,408

CORPORATE DEBT SECURITIES - 36.8%
Airlines - 2.3%
America West Airlines Pass-Through Trust
7.10%, 10/02/2022	855,555	792,132
American Airlines Pass-Through Trust
4.95%, 07/15/2024	1,327,647	1,077,124
Southwest Airlines Co.
2.65%, 11/05/2020	830,000	831,901
United Airlines Pass-Through Trust
4.63%, 03/03/2024	2,021,451	1,814,284

		4,515,441

Banks - 13.0%
Banco del Estado de Chile
2.67%, 01/08/2021 (A)	1,150,000	1,154,575
Bank of America Corp.
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	2,450,000	2,536,929
Bank of Nova Scotia
2.70%, 03/07/2022	1,270,000	1,317,805
Barclays Bank PLC
5.14%, 10/14/2020	1,505,000	1,516,877
Barclays PLC
3-Month LIBOR + 2.11%, 2.56% (B), 08/10/2021	635,000	645,845
BBVA USA
3.50%, 06/11/2021	580,000	592,194
Citigroup, Inc.
4.05%, 07/30/2022	3,425,000	3,646,974
Credit Suisse AG
1.00%, 05/05/2023	1,095,000	1,107,703

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Bank USA NA
4.88%, 08/24/2020	$ 1,252,000	$ 1,255,197
HSBC USA, Inc.
5.00%, 09/27/2020	265,000	266,701
Huntington National Bank
3.25%, 05/14/2021	3,000,000	3,061,678
JPMorgan Chase & Co.
2.30%, 08/15/2021, MTN	640,000	640,365
2.70%, 05/18/2023	725,000	766,834
Manufacturers & Traders Trust Co.
1-Month LIBOR + 1.22%, 1.39% (B), 12/28/2020	1,760,000	1,760,604
Toronto-Dominion Bank
1.90%, 12/01/2022, MTN	2,445,000	2,529,094
Wells Fargo & Co.
3.07%, 01/24/2023	2,415,000	2,500,153

		25,299,528

Beverages - 0.6%
PepsiCo, Inc.
0.75%, 05/01/2023	1,075,000	1,089,460

Biotechnology - 0.5%
AbbVie, Inc.
2.90%, 11/06/2022	930,000	977,947

Capital Markets - 3.5%
Goldman Sachs Group, Inc.
3-Month LIBOR + 0.78%, 1.04% (B), 10/31/2022	3,500,000	3,510,162
Morgan Stanley
4.88%, 11/01/2022	3,000,000	3,265,280

		6,775,442

Consumer Finance - 1.2%
Capital One Financial Corp.
3.50%, 06/15/2023	965,000	1,038,425
Ford Motor Credit Co. LLC
3.34%, 03/28/2022	1,351,000	1,357,755

		2,396,180

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3-Month LIBOR + 1.18%, 1.50% (B), 06/12/2024	1,575,000	1,598,244

Electric Utilities - 2.6%
Edison International
2.95%, 03/15/2023	1,440,000	1,480,397
Exelon Generation Co. LLC
4.25%, 06/15/2022	1,000,000	1,060,469
Georgia Power Co.
2.40%, 04/01/2021	1,095,000	1,108,005
NextEra Energy Capital Holdings, Inc.
2.40%, 09/01/2021	1,400,000	1,431,320

		5,080,191

Equity Real Estate Investment Trusts - 2.3%
Federal Realty Investment Trust
3.95%, 01/15/2024	1,660,000	1,786,924
SL Green Operating Partnership, LP
3-Month LIBOR + 0.98%, 1.37% (B), 08/16/2021	2,650,000	2,622,682

		4,409,606

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 1.7%
Campbell Soup Co.
3-Month LIBOR + 0.63%, 0.94% (B), 03/15/2021	$ 3,300,000	$ 3,302,140

Health Care Providers & Services - 0.3%
Cigna Corp.
3.75%, 07/15/2023	459,000	500,095

Household Durables - 1.3%
Panasonic Corp.
2.54%, 07/19/2022 (A)	2,400,000	2,476,115

Insurance - 0.4%
Allstate Corp.
3-Month LIBOR + 0.43%, 0.74% (B), 03/29/2021	800,000	801,862

Machinery - 0.3%
Caterpillar Financial Services Corp.
0.65%, 07/07/2023	680,000	684,329

Media - 0.6%
Interpublic Group of Cos., Inc.
4.00%, 03/15/2022	1,025,000	1,076,291

Oil, Gas & Consumable Fuels - 2.8%
MPLX, LP
6.25%, 10/15/2022	2,628,000	2,653,146
Occidental Petroleum Corp.
3-Month LIBOR + 1.45%, 1.84% (B), 08/15/2022	1,477,000	1,384,687
2.70%, 08/15/2022	1,000,000	966,040
Phillips 66
3.70%, 04/06/2023	440,000	472,611

		5,476,484

Road & Rail - 1.3%
Union Pacific Corp.
3.75%, 03/15/2024	2,250,000	2,487,198

Software - 0.6%
Oracle Corp.
2.50%, 04/01/2025	1,155,000	1,249,305

Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.
3-Month LIBOR + 0.72%, 1.02% (B), 10/05/2021	1,285,000	1,285,170

Total Corporate Debt Securities (Cost $70,745,008)		71,481,028

MORTGAGE-BACKED SECURITIES - 7.0%
BX Commercial Mortgage Trust
Series 2018-BIOA, Class C,
1-Month LIBOR + 1.12%, 1.30% (B), 03/15/2037 (A)	2,200,000	2,139,275
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D,
1-Month LIBOR + 1.65%, 1.82% (B), 11/15/2036 (A)	2,210,000	2,104,676

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class D,
1-Month LIBOR + 1.60%, 1.77% (B), 07/15/2032 (A)	$ 1,735,732	$ 1,720,439
CHC Commercial Mortgage Trust
Series 2019-CHC, Class D,
1-Month LIBOR + 2.05%, 2.22% (B), 06/15/2034 (A)	2,688,399	2,405,137
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D,
1-Month LIBOR + 1.60%, 1.77% (B), 05/15/2036 (A)	1,810,000	1,766,853
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA,
1.64% (B), 10/15/2052	19,885,609	2,081,629
Wells Fargo Commercial Mortgage Trust, Interest Only STRIPS
Series 2019-C54, Class XA,
0.84% (B), 12/15/2052	23,963,250	1,532,764

Total Mortgage-Backed Securities (Cost $14,499,513)		13,750,773

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.5%
Federal Home Loan Mortgage Corp.
2.00%, 08/01/2035	1,708,000	1,796,912
1-Year CMT + 2.04%, 3.16% (B), 06/01/2033	488,157	506,844
4.50%, 09/01/2026	301,013	319,769
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.89% (B), 09/25/2029	28,963,874	2,029,910
1.65% (B), 01/25/2030	16,196,537	2,003,102
Federal National Mortgage Association
Zero Coupon (B), 10/25/2021	17,371,291	17,931
0.05% (B), 11/25/2022	43,936,439	58,400
0.19% (B), 01/25/2022	13,559,840	54,826
2.50%, 06/01/2032	1,731,111	1,821,529
Government National Mortgage Association
0.69% (B), 09/16/2059	13,892,164	800,101
4.14% (B), 12/20/2061	12,356	13,606
4.28% (B), 02/20/2063	53,659	56,034
4.45% (B), 06/20/2063	28,244	29,264
4.59% (B), 09/20/2063	10,580	11,311
4.71% (B), 05/20/2062	89,900	92,893
5.27% (B), 11/20/2060	13,107	13,762
5.75%, 12/15/2022	73,087	77,657
Seasoned Loans Structured Transaction
Series 2018-1, Class A1,
3.50%, 06/25/2028	867,902	941,597

Total U.S. Government Agency Obligations (Cost $10,777,526)		10,645,448

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 7.8%
U.S. Treasury - 7.8%
U.S. Treasury Note
1.13%, 02/28/2025	$ 10,390,000	$ 10,831,575
1.38%, 02/15/2023	4,185,000	4,318,070

Total U.S. Government Obligations (Cost $15,051,365)		15,149,645

Total Investments (Cost $190,209,053)		191,934,302
Net Other Assets (Liabilities) - 1.3%		2,442,722

Net Assets - 100.0%		$ 194,377,024

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$80,907,408	$—	$80,907,408
Corporate Debt Securities	—	71,481,028	—	71,481,028
Mortgage-Backed Securities	—	13,750,773	—	13,750,773
U.S. Government Agency Obligations	—	10,645,448	—	10,645,448
U.S. Government Obligations	—	15,149,645	—	15,149,645

Total Investments	$—	$191,934,302	$—	$191,934,302

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $47,545,248, representing 24.5% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica High Quality Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica High Quality Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Funds	Page 6